Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	$ 798,861	$ 3,397,650
Libra Sciences Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	193,729	4,193
Libra Therapeutics Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	17,305
Talem Medical Group Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	587,590
Ian Huen [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	237
Jurchen Investment Corporation [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties		2,000
CGY Investment Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties		$ 2,000